ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

at December 31	2020	2019
(millions of Canadian $)

Trade payables	3,057	3,314
Regulatory liabilities (Note 11)	153	696
Contract liabilities (Note 5)	129	61
Fair value of derivative contracts (Note 25)	72	115
Other	405	358
	3,816	4,544